Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Manscaped Holdings, LLC [Member]
Property and Equipment, Net [Line Items]
Property and Equipment, Net

5.    Property and Equipment, Net

Property and equipment consist of the following (in thousands):

	September 30, 2021	December 31, 2020
Machinery and equipment	$161	$134
Construction in progress	3,197	511
Total property and equipment	3,358	645
Less: accumulated depreciation	(57)	(36)
	$3,301	$609

Depreciation expense for property and equipment was immaterial for the nine months ended September 30, 2021 and 2020. Depreciation expense is included in general and administrative expenses in the condensed consolidated statements of operations.

5.    Property and Equipment, Net

Property and equipment consist of the following (in thousands):

	December 31,
	2020	2019
Machinery and equipment	$134	$117
Construction in progress	511	—
Total property and equipment	645	117
Less: accumulated depreciation	(36)	(13)
	$609	$104

Depreciation expense for property and equipment was immaterial for the fiscal years ended December 31, 2020 and 2019. Depreciation expense is included in general and administrative expenses in the consolidated statements of operations.